Business Combinations - Schedule of Purchase Price and Assessment of Fair Value of Asset Acquisition (Details) - USD ($) $ in Thousands	Jul. 01, 2025	Dec. 31, 2024	Oct. 25, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Goodwill		$ 249,692		$ 2,224	$ 2,224
Oilfield Services Company
Asset Acquisition [Line Items]
Property, plant and equipment			$ 2,363
Intangible assets			3,928
Earnout liability			(548)
Identifiable net assets acquired			5,743
Goodwill			1,257
Total consideration transferred			$ 7,000
Archrock, Inc.
Asset Acquisition [Line Items]
Total consideration transferred	$ 71,000